Equity	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 17 – EQUITY

Ordinary Shares

At the reorganization event described in Note 1, the Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in E-Home Pingtan from the former shareholders to WFOE.

Prior to the reorganization, the Company had $3,620,757 and $3,885,586 in contributed ownership as of June 30, 2019 and 2018, respectively.

The reorganization has been accounted for at historical cost and prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company. On May 23, 2019, the Company split its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. As part of its reorganization and on May 23, 2019, the Company surrendered 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding.

On May 18, 2021, the Company completed the closing of its initial public offering of 5,575,556 ordinary shares at a public offering price of $4.50 per ordinary share, including 20,000 ordinary shares issued upon the partial exercise of the over-allotment option by Joseph Stone Capital, LLC, who acted as the representative of underwriters for the initial public offering. The total gross proceed from the initial public offering was approximately $25.1 million before underwriting commissions and offering expenses. The total net proceed from the initial public offering was $21,661,293 (ordinary shares of $558 and additional paid-in capital of $21,660,735) after deducting the financing expenses directly related to the initial public offering.

On June 21, 2021, the Company granted 6,000 ordinary shares to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 and $664,100 as of December 31, 2021 and June 30, 2021.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the six months ended December 31, 2021 and 2020, there was no Company dividend declared.